Critical accounting estimates and judgements (Tables)	12 Months Ended
Dec. 31, 2024
Critical Accounting Estimates And Judgements
Schedule of fair value of the asset

	% change in fair value
	2024 £’000	2023 £’000	2022 £’000
MTX228 tolimidone acquired IPRD*	41%	18%	n/a_
MTX230 eRapa acquired IPRD*	19%	n/a	n/a